Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Royce Capital Fund - Micro-Cap Portfolio - Investment Class
Average Annual Return [Line Items]
Average Annual Return, Percent	13.67%	11.00%	7.28%
Royce Capital Fund - Micro-Cap Portfolio - Service Class
Average Annual Return [Line Items]
Average Annual Return, Percent	13.28%	10.70%	7.02%
Royce Capital Fund - Small-Cap Portfolio - Investment Class
Average Annual Return [Line Items]
Average Annual Return, Percent	3.40%	7.18%	5.63%
Royce Capital Fund - Small-Cap Portfolio - Service Class
Average Annual Return [Line Items]
Average Annual Return, Percent	3.26%	6.93%	5.38%
Russell 3000 Index One
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
Russell Microcap Index One
Average Annual Return [Line Items]
Average Annual Return, Percent	13.70%	6.97%	6.77%
Russell 2000 Index One
Average Annual Return [Line Items]
Average Annual Return, Percent	11.54%	7.40%	7.82%
Russell 3000 Index Two
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
Russell Microcap Index Two
Average Annual Return [Line Items]
Average Annual Return, Percent	13.70%	6.97%	6.77%
Russell 2000 Index Two
Average Annual Return [Line Items]
Average Annual Return, Percent	11.54%	7.40%	7.82%
Russell 3000 Index Three
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
Russell 2000 Value Index One
Average Annual Return [Line Items]
Average Annual Return, Percent	8.05%	7.29%	7.14%
Russell 2000 Index Three
Average Annual Return [Line Items]
Average Annual Return, Percent	11.54%	7.40%	7.82%
Russell 3000 Index Four
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
Russell 2000 Value Index Two
Average Annual Return [Line Items]
Average Annual Return, Percent	8.05%	7.29%	7.14%
Russell 2000 Index Four
Average Annual Return [Line Items]
Average Annual Return, Percent	11.54%	7.40%	7.82%